Share-based compensation plan	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-based compensation plan
Share-based compensation plan
16.	Share-based compensation plan:

The Company has established a share option plan (the “Option Plan”) which provides for options to be granted by the Company to its directors, employees and consultants. As of June 30, 2026, the Option Plan provided for a maximum aggregate number of common shares available for issuance of 44,915,612 (2025 – 44,915,612). The exercise price, vesting terms, and contractual life of an option are determined by the Company’s Board of Directors when the option is granted. Option grants typically vest over four years, with vesting ranging from immediate partial vesting to straight-line vesting over the full term. New shares are issued for all common share options exercised. Options granted under the Option Plan have exercise periods which are not to exceed 15 years after issuance. The Company estimates the fair value of stock options granted using a Black-Scholes option pricing model, which requires assumptions, including the fair value of the Company’s underlying common shares, expected term, expected volatility, risk-free interest rate and expected dividend yield of the Company’s common shares. These estimates involve inherent uncertainties and the application of management’s judgment.

These assumptions are estimated as follows:

●	Fair value of common shares. Management engages an external valuation specialist to assist in estimating the fair value of the Company’s common shares. Valuation is based on the most recent information available at the time of valuation and includes consideration of the Company’s current financial information, forecasts provided by management, and recently completed financings, among other factors.
●	Expected term. In estimating the expected life of the options, management considers the vesting term of the grants, the contractual life of the option grants, actual exercises, and forfeiture/cancellations of historical option grants.
●	Expected volatility. The Company determined the volatility based on a calculation of the volatility of similar entities that have traded equity instruments over a comparable term.
●	Risk-free interest rate. The risk-free interest rates are determined by reference to Canadian Benchmark Bond Yield rates with maturities that approximate the expected life.
●	Expected dividend. The Company has not paid and does not anticipate paying any cash dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the option pricing model.

Prior to January 1, 2021, the Company granted options with an exercise price that was denominated in CAD and these stock options were equity-classified awards. New options granted after January 1, 2021 are denominated in USD. ASC 718, Compensation - Stock Compensation requires that an award indexed to a factor that is not a market, performance or service condition should be classified as a liability. ASC 718-10-25-14 provides an exception when the award is granted to an employee resident in a foreign jurisdiction where the currency which the award is denominated in is equivalent to the currency in which the employee is paid. The Company has classified USD denominated awards to employees paid in USD as equity-classified awards and USD denominated awards paid to employees paid in CAD as liability-classified awards.

16.	Share-based compensation plan: (continued)
(a)	Share-based compensation for equity-classified options:

The following table summarizes the stock option activity under the Company’s Option Plan for equity-classified options:

		Weighted average
	Number of options	exercise price
December 31, 2024	1,323,045	$7.24
Stock options granted	4,127,700	0.20
Stock options exercised	(5,063)	3.58
Stock options forfeited and cancelled	(97,301)	6.38
Stock options expired	(4,750)	3.58
Stock options modification	—	(1.61)
December 31, 2025	5,343,631	0.25
Stock options granted	2,800,000	1.53
Stock options exercised	(30,406)	0.36
Stock options forfeited and cancelled	(593,834)	0.16
Stock options expired	(5,500)	0.93
June 30, 2026	7,513,891	$0.73
Exercisable as of June 30, 2026	2,698,059	$0.36
(1)	The number of stock options and exercise prices as of December 31, 2024 and transactions prior to the August 2025 Rights Offering during the year ended December 31, 2025 have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split. See note 14 for details

Subsequent to the Rights Offering in August 2025, the Company adjusted the exercise price of stock options outstanding at the time of the reverse share split. The exercise price of stock options was adjusted to their pre-Rights Offering price. The adjustment to the exercise price was determined to be a modification per ASC 718, Compensation — Stock Compensation and resulted in an incremental share-based compensation of $21 being recognized during the year ended December 31, 2025.

The following table summarizes information about the Company’s equity-classified stock options outstanding and exercisable as of June 30, 2026.

	Number of	Weighted	Number of	Weighted
	options	average years to	options	average years to
Exercise prices	outstanding	expiry	exercisable	expiry
$0.01 - $0.49	4,049,839	8.12	2,096,050	7.21
$0.50 - $0.99	340,737	5.09	278,694	4.44
$1.00 - $1.60	3,123,315	9.22	323,315	3.20
Total	7,513,891	8.44	2,698,059	6.44

The aggregate intrinsic value of options exercised is calculated as the difference between the exercise price of the underlying stock option awards and the market value of common shares on the date of exercise or date of the consolidated balance sheets.

The aggregate intrinsic value of stock options (market value less exercise price) as of June 30, 2026, was $6,899 (December 31, 2025 - $5,545). The aggregate intrinsic value of stock options exercised during the six months ended June 30, 2026 was $30 (2025 - $19).

16.	Share-based compensation plan: (continued)

The grant weighted average assumptions used to estimate the fair value of equity-classified stock options granted were as follows:

Six months ended
June 30, 2026
Fair value of common shares	$1.53
Weighted average expected term	7.0 years
Weighted average expected volatility	110%
Weighted average risk-free interest rate	3.26%
Expected dividend	$ nil
(1)	The weighted average common share fair value for the year ended December 31, 2025 reflects the ten-for-one (10:1) retrospective adjustment for any options granted prior to the August 2025 Rights Offering. See note 14 for details

For the three and six months ended June 30, 2026, the Company recorded share-based compensation expense of $224 and $329 related to its equity-classified options (2025 - $233 and $528), respectively.

(b)	Share-based compensation for liability-classified options:

The following table summarizes the stock option activity under the Company’s Option Plan for liability-classified options:

	Number of options	Weighted average
	outstanding	exercise price
December 31, 2024	1,829,531	$11.62
Stock options granted	22,203,841	0.10
Stock options exercised	(9,517)	0.09
Stock options forfeited and cancelled	(279,437)	5.62
Stock options modification	—	(0.75)
December 31, 2025	23,744,418	0.17
Stock options granted	11,496,500	1.53
Stock options exercised	(10,016)	0.13
Stock options forfeited and cancelled	(53,691)	0.21
June 30, 2026	35,177,211	$0.62
Exercisable as of June 30, 2026	11,372,261	$0.22
(1)	The number of stock options and exercise prices as of December 31, 2024 and transactions prior to the August 2025 Rights Offering during the year ended December 31, 2025 have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split. See note 14 for details

Subsequent to the Rights Offering in August 2025, the Company adjusted the exercise price of stock options outstanding at the time of the reverse share split. The exercise price of stock options was adjusted to their pre-Rights Offering price. The adjustment to the exercise price was determined to be a modification per ASC 718, Compensation — Stock Compensation and the resulting impact of the modification is reflected in share-based compensation liability as of December 31, 2025.

16.	Share-based compensation plan: (continued)

The following table summarizes information about the Company’s liability classified stock options outstanding and exercisable as of June 30, 2026:

	Number of	Weighted	Number of	Weighted
	options	average years	options	average years
Exercise prices	outstanding	to expiry	exercisable	to expiry
$0.01 - $0.49	21,806,274	9.10	10,029,017	9.10
$0.50 - $0.99	993,187	7.81	487,624	7.34
$1.00 - $1.66	12,377,750	9.60	855,620	5.52
Total	35,177,211	9.24	11,372,261	8.76

The aggregate intrinsic value of options exercised is calculated as the difference between the exercise price of the underlying stock option awards and the market value of common shares on the date of exercise or date of the consolidated balance sheets.

The aggregate intrinsic value of stock options (market value less exercise price) as of June 30, 2026 was $36,355 (December 31, 2025 - $26,408).

The weighted average assumptions used to estimate the fair value of liability-classified stock options were as follows:

	June 30, 2026		December 31, 2025
Fair value of common shares		$1.65		$1.28
Weighted average expected term		5.7 years		5.6 years
Weighted average expected volatility		110%		138%
Weighted average risk-free interest rate		3.13%		2.93%
Expected dividend	$	nil	$	nil

The following table presents changes in Level 3 share-based liabilities measured at fair value:

Amount
December 31, 2024	$6,889
Share-based compensation	3,235
Exercise of stock options	(2)
Change in fair value of share-based compensation	5,056
Foreign currency translation adjustment	367
December 31, 2025	15,545
Share-based compensation	2,801
Exercise of stock options	(10)
Change in fair value of share-based compensation	4,810
Foreign currency translation adjustment	(669)
June 30, 2026	$22,477

16.	Share-based compensation plan: (continued)

Sensitivities for key assumptions were as follows:

●	As of June 30, 2026, a change in the Class B common share estimated fair value per share by +/- 20% would result in an increase (decrease) to the estimated fair value of the share-based compensation liability of approximately $4.7 million or ($4.7 million), respectively.

Subsequent to June 30, 2026, New General Fusion adopted the 2026 Long-Term Incentive Plan (“LTIP”). The LTIP provides for the grant of stock options, restricted share units, deferred share units, and other share-based awards to eligible employees, officers, directors, and consultants of the Company. The aggregate number of Subordinate Voting Shares reserved for issuance under the LTIP shall not exceed 15% of the total issued and outstanding Subordinate Voting Shares at any time. No awards have been granted under the LTIP as of the date of these financial statements.

14.	Share-based compensation plan:

The Company has established a share option plan (the “Option Plan”) which provides for options to be granted by the Company to its directors, employees and consultants. As of December 31, 2025, the Option Plan provides for a maximum aggregate number of common shares available for issuance of 44,915,612 (2024 - 3,565,235). The exercise price, vesting terms, and contractual life of an option are determined by the Company’s Board of Directors when the option is granted. Option grants typically vest over four years, with vesting ranging from immediate partial vesting to straight-line vesting over the full term. New shares are issued for all common share options exercised. Options granted under the Option Plan have exercise periods not to exceed 15 years after issuance.

The Company estimates the fair value of stock options granted using a Black-Scholes option pricing model, which requires assumptions, including the fair value of the Company’s underlying common shares, expected term, expected volatility, risk-free interest rate and expected dividend yield of the Company’s common shares. These estimates involve inherent uncertainties and the application of management’s judgment.

14.	Share-based compensation plan: (continued)

These assumptions are estimated as follows:

•

Fair value of common shares. Management engages an external valuation specialist to assist in estimating the fair value of the Company’s common shares. Valuation is based on the most recent information available at the time of valuation and includes consideration of the Company’s current financial information, forecasts provided by management, and recently completed financings, among other factors.

•

Expected term. In estimating the expected life of the options, management considers the vesting term of the grants, the contractual life of the option grants, and actual exercises and forfeiture/cancellations of historical option grants.

•	Expected volatility. The Company determined the volatility based on a calculation of the volatility of similar entities that have traded equity instruments over a comparable term.
•	Risk-free interest rate. The risk-free interest rates are determined by reference to Canadian Benchmark Bond Yield rates with maturities that approximate the expected life.
•

Expected dividend. The Company has not paid and does not anticipate paying any cash dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the option pricing model.

Prior to January 1, 2021, the Company granted options with an exercise price that was denominated in CAD and these stock options were equity-classified awards. New options granted after January 1, 2021 are denominated in USD. ASC 718, Compensation - Stock Compensation. requires that an award indexed to a factor that is not a market, performance or service condition should be classified as a liability. ASC 718-10-25-14 provides an exception when the award is granted to an employee resident in a foreign jurisdiction where the currency which the award is denominated in is equivalent to the currency in which the employee is paid. The Company has classified USD denominated awards to employees paid in USD as equity-classified awards and USD denominated awards paid to employees paid in CAD as liability-classified awards.

(a)	Share-based compensation for equity-classified options:

The following table summarizes the stock option activity under the Company’s Option Plan for equity-classified options:

	Number of	Weighted average
	options	exercise price
January 1, 2024	1,480,514	$7.44
Stock options granted	94,500	9.30
Stock options exercised	(24,900)	3.69
Stock options forfeited and cancelled	(227,069)	8.13
December 31, 2024	1,323,045	7.24
Stock options granted	4,127,700	0.20
Stock options exercised	(5,063)	3.58
Stock options forfeited and cancelled	(97,301)	6.38
Stock option expired	(4,750)	3.58
Stock option modification	—	(1.61)
December 31, 2025	5,343,631	$0.25
Exercisable as of December 31, 2025	2,705,028	$0.36
(1)

The number of stock options and exercise prices for the prior period and transactions prior to the Rights Offering in the current period have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details

14.	Share-based compensation plan: (continued)

Subsequent to the Rights Offering in August 2025, the Company adjusted the exercise price of stock options outstanding at the time of the reverse share split. The exercise price of stock options was adjusted to their pre-Rights Offering price. The adjustment to the exercise price was determined to be a modification per ASC 718, Compensation — Stock Compensation and resulted in an incremental share-based compensation of $21 being recognized during the year ended December 31, 2025.

The following table summarizes information about the Company’s equity-classified stock options outstanding and exercisable at December 31, 2025.

	Number of	Weighted	Number of	Weighted
	options	average	options	average
Exercise prices	outstanding	years to expiry	exercisable	years to expiry
$0.01 – $0.49	4,624,079	8.70	2,126,456	7.60
$0.50 – $0.99	393,237	6.09	268,194	4.78
$1.00 – $1.60	326,315	3.71	310,378	3.57
Total	5,343,631	8.20	2,705,028	6.86

The aggregate intrinsic value of options exercised is calculated as the difference between the exercise price of the underlying stock option awards and the market value of common shares on the date of exercise or date of the consolidated balance sheets.

The aggregate intrinsic value of stock options (market value less exercise price) as of December 31, 2025, was $5,545 (December 31, 2024 - $3,966). The aggregate intrinsic value of stock options exercised during the year ended December 31, 2025 was $20 (2024 - $140).

As of December 31, 2025, there was $1,227 of remaining unamortized compensation cost related to unvested stock options granted to the Company’s employees, directors and consultants (2024 - $2,107). This cost will be recognized over an estimated weighted-average remaining period of 1.8 years, using the straight-line method.

The grant date fair value of equity-classified stock options vested during the year ended December 31, 2025 was $1,208 (2024 - $1,152).

The grant date fair value of equity-classified stock options forfeited during the year ended December 31, 2025 was $482 (2024 - $53).

The grant weighted average assumptions used to estimate the fair value of equity-classified stock options granted were as follows:

	Year ended December 31
	2025		2024
Fair value of common shares		$0.20		$9.30
Weighted average expected term		6.3 years		4.1 years
Weighted average expected volatility		139%		93%
Weighted average risk-free interest rate		3.10%		1.65%
Expected dividend	$	nil	$	nil
(1)	Prior year common share fair value has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See Note 12 for details.

14.	Share-based compensation plan: (continued)

The weighted average fair value attributable to equity-classified common share options granted in 2025 was $0.09 per option (2024 - $8.40).

For the year ended December 31, 2025, the Company recorded share-based compensation expense of $1,345 related to its equity-classified options (2024 - $1,253).

(b)	Share-based compensation for liability-classified options:

The following table summarizes the stock option activity under the Company’s Option Plan for liability-classified options:

	Number of options	Weighted average
	outstanding	exercise
January 1, 2024	1,527,750	$12.10
Stock options granted	312,250	9.30
Stock options exercised	(16)	15.50
Stock options forfeited and cancelled	(10,453)	12.57
December 31, 2024	1,829,531	11.62
Stock options granted	22,203,841	0.10
Stock options exercised	(9,517)	0.09
Stock options forfeited and cancelled	(279,437)	5.62
Stock option modification	—	(0.75)
December 31, 2025	23,744,418	$0.17
Exercisable as of December 31, 2025	11,231,053	$0.21
(1)

The number of stock options and exercise prices for the prior period and transactions prior to the Rights Offering in the current period have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details

Subsequent to the Rights Offering in August 2025, the Company adjusted the exercise price of stock options outstanding at the time of the reverse share split. The exercise price of stock options was adjusted to their pre-Rights Offering price. The adjustment to the exercise price was determined to be a modification per ASC 718, Compensation — Stock Compensation and the resulting impact of the modification is reflected in share-based compensation liability as of December 31, 2025.

The following table summarizes information about the Company’s liability classified stock options outstanding and exercisable at December 31, 2025:

	Number of	Weighted	Number of	Weighted
	options	average	options	average
Exercise prices	outstanding	years to expiry	exercisable	years to expiry
$0.01 – $0.49	21,862,168	9.60	10,046,691	9.60
$0,50 – $0.99	1,000,000	8.34	390,264	7.82
$1.00 – $1.66	882,250	6.10	794,098	6.04
Total	23,744,418	9.42	11,231,053	9.29

The aggregate intrinsic value of options exercised is calculated as the difference between the exercise price of the underlying stock option awards and the market value of common shares on the date of exercise or date of the consolidated balance sheets.

14.	Share-based compensation plan: (continued)

The aggregate intrinsic value of stock options (market value less exercise price) as of December 31, 2025 was $26,408 (December 31, 2024 - $nil).

As of December 31, 2025, there was $14,111 of remaining unamortized compensation cost related to unvested stock options granted to the Company’s employees, directors and consultants (2024 - $7,036). This cost will be recognized over an estimated weighted-average remaining period of 2.1 years, using the straight-line method.

The grant date fair value of liability-classified stock options vested during the year ended December 31, 2025 was $3,499 (2024 - $3,085).

The weighted average assumptions used to estimate the fair value of liability-classified stock options were as follows:

	December 31, 2025		2025 Grant Date
Fair value of common shares		$1.28		$0.10
Weighted average expected term		5.6 years		6.2 years
Weighted average expected volatility		138%		139%
Weighted average risk-free interest rate		2.93%		3.10%
Expected dividend	$	nil	$	nil

	December 31, 2024		2024 Grant Date
Fair value of common shares		$9.30		$9.30
Weighted average expected term		5.0 years		6.7 years
Weighted average expected volatility		122%		123%
Weighted average risk-free interest rate		2.96%		3.08%
Expected dividend	$	nil	$	nil
(1)	Prior year common share fair value has been retrospectively adjusted to reflect the ten-for- one (10:1) reverse share split effective August 2025. See Note 12 for details.

In the year ended December 31, 2025, the total number of individuals (including the Company’s employees) who received liability-classified awards was 110 (2024 - 134). In the year ended December 31, 2025, this resulted in a total of $3,235 share-based compensation expense recognized in the consolidated statement of operations and comprehensive loss (2024 - $2,629).

The following table presents changes in Level 3 share-based liabilities measured at fair value:

Amount
January 1, 2024	$4,244
Share-based compensation	3,258
Exercise of stock options	—
Change in fair value of share-based compensation	(178)
Foreign currency translation adjustment	(435)
December 31, 2024	6,889
Share-based compensation	3,235
Exercise of stock options	(2)
Change in fair value of share-based compensation	5,056
Foreign currency translation adjustment	367
December 31, 2025	$15,545